Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Narrative (Details) € in Millions						1 Months Ended				12 Months Ended
	Feb. 22, 2021 EUR (€)	Jan. 10, 2017	Dec. 14, 2016 MHz_band	Aug. 30, 2016	Apr. 27, 2016	Jul. 31, 2021 EUR (€)	Feb. 28, 2017 COP ($)	Jul. 31, 2013	Aug. 31, 2009	Dec. 31, 2021 megabyte_per_second
Disclosure of detailed information about service concession arrangements [abstract]
Percentage of fines issued by the general data protection regulation					4.00%
Percentage of fines issued		4.00%
Frequency of band (MHz) | MHz_band			700
Spectrum license acquisition, amount paid | €	€ 21					€ 310
Percentage of fixed annual provision of invoiced operating income									0.90%
Percentage of gross revenue for open concessionaire companies									3.00%
Percentage of gross revenue for open concessionaire companies to provide pay TV services									1.50%
Speed of network infrastructure access for data transmission in copper pairs or coaxial cables (Mbit per second) | megabyte_per_second										12
Speed of wholesale fixed network infrastructure to transport local and long distance transmission (Mbit per second) | megabyte_per_second										34
Percentage of foreign direct investment allowed								100.00%
Percentage of increase in administrative fines				30.00%
Period of applicable tariffs for services provided										5 years
Symmetric termination rate (COP per minute)							$ 11.4
Symmetric termination rate (COP)							4,300,000
Established operators and a symmetric termination rate (COP per minute)							24.58
Established operators and a symmetric termination rate (COP)							$ 9,800,000
Period of established operators and a symmetric termination rate							5 years